FAIR VALUE OF FINANCIAL INSTRUMENTS - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Cash flow hedge	$ 13	$ 40	$ 189	$ (64)
Net investment hedge	11	(12)	18	(19)
Cash flow hedges | Financial assets at fair value through other comprehensive income, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	453		453		$ 141
Hedges of net investment in foreign operations | Financial assets at fair value through other comprehensive income, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial liabilities	5		5		$ 27
Settlements, fair value measurement, liabilities	$ 14	$ 1	$ 9	$ 2